Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses
Accrued voyage expenses	$ 5,666	$ 1,436
Accrued loan interest	3,329	1,738
Accrued legal and professional fees	3,894	1,607
Total accrued expenses	$ 12,889	$ 4,781